U.S. Securities & Exchange Commission
                              Washington, D.C. 20549

                                    FORM 24F-2
                         Annual Notice of Securities Sold
                              Pursuant to Rule 24F-2
                   Read instructions at end of Form before
                   preparing Form.

1. Name and address of issuer: Thornburg Investment Trust 119 E. MARCY STREET SANTA FE, NEW MEXICO 87501

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box do not list series or classes)

      Thornburg Limited Term Municipal Fund - Classes A, C, & I
      Thornburg California Limited Term Municipal Fund - Classes A, C, & I Thornburg Limited Term U.S. Government Fund - Classes A, B, C, I, & R-1 Thornburg Limited Term Income Fund - Classes A, C, I, & R-1
      Thornburg Intermediate Muni. Fund - Classes A, C, & I
      Thornburg New Mexico Intermediate Muni. Fund - Class A & D
      Thornburg Florida Intermediate Muni. Fund - Class A
      Thornburg New York Intermediate Muni. Fund - Class A
      Thornburg Value Fund - Classes A, B, C, I, & R-1
      Thornburg International Value Fund - Classes A, B, C, I, & R-1 Thornburg Core Growth Fund - Classes A, C, I, & R-1
      Thornburg Investment Income Builder Fund - Classes A, C, & I

3.     Investment Company Act File Number:   No. 811-5201
       Securities Act File Number:    No. 033-14905

4a.    Last day of fiscal year for which this Form is filed: September 30, 2004

4b. Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the form is being filed late, interest must be paid on the registration fee due.

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4c.   Check box if this is the last time the issuer will be
      filling this Form. 5. Calculation of registration fee:
       (i)      Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):                                          $ 2,902,609,669

       (ii)     Aggregate price of securities redeemed or
                repurchased during the fiscal year:                  $ 1,160,439,250

       (iii)    Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending no earlier than October 11,1995 that were not previously used to reduce registration fees payable
                to the Commission:                                   $ 0

       (iv)     Total available redemption credits [add Items 5(ii)
                and 5(iii)]:                                                                   -$ 1,160,439,250

       (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                                           $ 1,742,170,419

       (vi)     Redemption credits available for use in future years $ (0)
                - if Item 5(i) is less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

       (vii)    Multiplier for determining registration fee (See
                Instruction C.9):                                                              x .0001177

       (viii)   Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                          = $ 205,054

6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see Instruction D):
                                                                                                  +$ 0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                                        =$ 205,054

9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                December 14, 2004
                        Method of Delivery:
                              X     Wire Transfer
                                    Mail or other means

                                            SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature & Title)*     /s/ STEVEN J.BOHLIN      VICE PRESIDENT

                           STEVEN J. BOHLIN        VICE PRESIDENT
     Date:  DECEMBER 13, 2004
   * Please print the name and title of the signing officer below the signature.
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